RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Due from related parties	$ 35	$ 56
Contract assets	388	409
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	807	792
Long-term receivables	216	108
Financial instrument assets	127	139
Due from related parties	177	56
Contract assets	445	455
Total	$ 1,772	$ 1,550